Consolidated balance sheets (CHF) In Millions, except Share data, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012
Assets (CHF million)
Cash and due from banks	57,529		61,376
of which reported at fair value	386		569
Interest-bearing deposits with banks	2,308		3,719
of which reported at fair value	396		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,395		183,446
of which reported at fair value	99,972		113,664
Securities received as collateral, at fair value	21,675		30,045
of which encumbered	17,100		17,767
Trading assets, at fair value	246,012		256,602
of which encumbered	68,048		70,948
Investment securities	2,072		1,939
of which reported at fair value	2,072		1,939
Other investments	11,430		11,816
of which reported at fair value	8,507		8,892
Net loans	229,743		227,498
of which reported at fair value	19,569		20,000
of which encumbered	568		535
allowance for loan losses	(713)		(721)
Premises and equipment	5,260		5,416
Goodwill	7,676		7,510
Other intangible assets	237		243
of which reported at fair value	39		43
Brokerage receivables	72,246		45,768
Other assets	72,633		72,782
of which reported at fair value	38,138		37,259
of which encumbered	674		1,495
Total assets	902,216		908,160
Liabilities and equity (CHF million)
Due to banks	29,554		30,574
of which reported at fair value	1,916		3,431
Customer deposits	316,482		297,690
of which reported at fair value	3,588		4,626
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	99,073		132,721
of which reported at fair value	79,443		108,784
Obligation to return securities received as collateral, at fair value	21,675		30,045
Trading liabilities, at fair value	89,943		91,091
Short-term borrowings	20,976		14,838
of which reported at fair value	5,620		4,513
Long-term debt	132,789		146,997
of which reported at fair value	63,343		64,774
Brokerage payables	91,404		64,676
Other liabilities	55,863		57,367
of which reported at fair value	23,698		26,799
Total liabilities	857,759		865,999
Common shares	4,400		4,400
Additional paid-in capital	28,212		28,686
Retained earnings	15,392		13,637
Accumulated other comprehensive income/(loss)	(11,417)		(11,956)
Total shareholders' equity	36,587		34,767
Noncontrolling interests	7,870		7,394
Total equity	44,457		42,161
Total liabilities and equity	902,216		908,160
Additional share information
Par value (in CHF per share)	100		100
Issued shares (in shares)	43,996,652		43,996,652
Common shares outstanding (in shares)	43,996,652	[1]	43,996,652	[1]
Consolidated VIEs
Assets (CHF million)
Cash and due from banks	1,592		1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,336		117
Trading assets, at fair value	3,850		4,697
Investment securities	175		23
Other investments	2,196		2,289
Net loans	4,566		6,053
Premises and equipment	528		546
Other assets	15,409		14,508
Liabilities and equity (CHF million)
Customer deposits	167		247
Trading liabilities, at fair value	106		125
Short-term borrowings	4,450		5,779
Long-term debt	15,450		14,532
Other liabilities	1,140		1,164

[1]	The Bank's total share capital is fully paid and consists of 43,996,652 registered shares with nominal value of CHF 100 per share. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.